Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 15.5%
Auren Energia SA	2,909,885	$8,833,467
Banco Santander Brasil SA	1,538,480	8,773,909
BB Seguridade Participacoes SA	1,273,169	9,475,469
CPFL Energia SA	1,833,317	12,019,146
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,225,443	6,654,891
Energisa SA	937,439	7,802,297
Grendene SA	5,782,523	7,449,855
JHSF Participacoes SA	9,131,672	9,264,250
Qualicorp Consultoria e Corretora de Seguros SA	4,676,952	5,813,598
Telefonica Brasil SA	632,929	5,214,249
Transmissora Alianca de Energia Eletrica SA	1,264,893	9,234,469
Vale SA	723,269	13,465,743
		104,001,343
Chile — 6.3%
CAP SA	1,050,670	9,704,392
Colbun SA	181,652,021	21,139,175
Empresas CMPC SA	6,540,932	11,247,227
		42,090,794
China — 18.1%
Agricultural Bank of China Ltd., Class H	15,165,000	5,458,384
Bank of China Ltd., Class H	15,182,000	5,779,249
BBMG Corp., Class H	27,515,000	3,586,472
China Construction Bank Corp., Class H	6,774,000	4,384,748
China Jinmao Holdings Group Ltd.	23,804,000	5,467,657
China Merchants Port Holdings Co. Ltd.	2,018,000	2,828,881
China Minsheng Banking Corp. Ltd., Class H	16,596,500	6,205,038
China Petroleum & Chemical Corp., Class H	14,590,000	7,878,151
China Shenhua Energy Co. Ltd., Class H	2,585,000	8,046,121
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,552,000	6,701,862
Country Garden Holdings Co. Ltd.(a)	9,066,000	3,401,845
Huadian Power International Corp. Ltd., Class H	21,364,000	8,551,954
Industrial & Commercial Bank of China Ltd., Class H	8,499,000	4,546,274
Lonking Holdings Ltd.	42,575,000	8,698,768
PICC Property & Casualty Co. Ltd., Class H	4,136,000	3,888,468
Poly Property Group Co. Ltd.	18,001,000	4,272,712
Shenzhen Investment Ltd.	34,856,000	6,840,736
Shimao Group Holdings Ltd.(a)(b)(c)	15,114,500	3,488,682
Sinopec Engineering Group Co. Ltd., Class H	14,962,500	7,542,101
Sinopec Shanghai Petrochemical Co. Ltd., Class H	24,248,000	4,333,710
Sunac China Holdings Ltd.(a)(b)(c)	11,167,000	2,291,135
Yankuang Energy Group Co. Ltd., Class H	988,000	3,177,457
Zhejiang Expressway Co. Ltd., Class H	4,800,000	4,144,938
		121,515,343
Czech Republic — 0.9%
CEZ AS(a)	157,698	6,402,823

Greece — 1.6%
Star Bulk Carriers Corp.(a)	463,208	10,524,086

India — 8.4%
Bharat Petroleum Corp. Ltd.	2,307,943	9,686,848
Coal India Ltd.	4,043,291	11,160,825
Indian Oil Corp. Ltd.	10,978,401	10,981,944
NMDC Ltd.	4,920,943	7,440,847
Nmdc Steel Limited, NVS	4,355,405	1,419,396
Oil India Ltd.	1,442,325	4,130,574
Security	Shares	Value

India (continued)
REC Ltd.	7,796,820	$11,634,631
		56,455,065
Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	28,939,300	5,734,185
Hanjaya Mandala Sampoerna Tbk PT	111,702,000	7,273,974
		13,008,159
Malaysia — 4.7%
British American Tobacco Malaysia Bhd(a)	2,683,500	7,973,047
Hartalega Holdings Bhd(a)	13,481,000	5,106,141
Kossan Rubber Industries Bhd(a)	34,882,200	8,608,640
Malayan Banking Bhd	4,973,900	10,201,409
		31,889,237
Philippines — 0.5%
PLDT Inc.	123,740	3,066,652

Qatar — 0.5%
Barwa Real Estate Co.	4,274,810	3,324,278

Russia — 0.0%
Federal Grid Co. Unified Energy System PJSC(b)(c)	4,402,974,828	627
Globaltrans Investment PLC(b)(c)(d)	3,247,697	32,477
LUKOIL PJSC(b)	124,880	18
Magnit PJSC(b)	163,377	23
Magnitogorsk Iron & Steel Works PJSC(b)	14,721,471	2,097
MMC Norilsk Nickel PJSC(b)	23,712	3
Mobile TeleSystems PJSC(b)	2,744,644	391
Moscow Exchange MICEX-RTS PJSC(b)(c)	2,788,700	397
Novolipetsk Steel PJSC(b)	3,457,900	493
PhosAgro PJSC(b)	180,278	26
PhosAgro PJSC, New(b)	3,484	35
Rostelecom PJSC(b)	4,681,247	667
Sberbank of Russia PJSC(b)(c)	2,500,255	356
Severstal PAO(b)	695,941	99
Tatneft PJSC(b)	1,165,907	166
Unipro PJSC(b)(c)	299,242,000	42,620
		80,495
Singapore — 1.8%
Riverstone Holdings Ltd./Singapore	24,330,300	11,978,015

South Africa — 7.2%
African Rainbow Minerals Ltd.	622,333	10,148,678
Coronation Fund Managers Ltd.	3,379,451	6,793,862
Exxaro Resources Ltd.	1,046,503	13,133,452
Kumba Iron Ore Ltd.	357,265	10,939,469
Truworths International Ltd.	1,841,837	7,019,088
		48,034,549
Taiwan — 9.5%
Asustek Computer Inc.	526,000	4,791,037
Chong Hong Construction Co. Ltd.	2,357,000	5,820,485
Huaku Development Co. Ltd.	2,296,000	6,815,371
Inventec Corp.	7,859,475	6,625,486
Merry Electronics Co. Ltd.	1,648,146	4,485,659
Radiant Opto-Electronics Corp.	2,130,000	7,301,646
Simplo Technology Co. Ltd.	534,600	5,296,232
Supreme Electronics Co. Ltd.	2,717,513	3,392,635
Systex Corp.	2,027,000	5,023,873
United Integrated Services Co. Ltd.	1,417,000	9,782,601
WPG Holdings Ltd.	2,674,280	4,263,201
		63,598,226

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 6.7%
Kiatnakin Phatra Bank PCL, NVDR	2,028,700	$4,209,382
Land & Houses PCL, NVDR	17,647,800	5,303,454
Quality Houses PCL, NVDR	61,016,800	4,371,673
Sri Trang Agro-Industry PCL, NVDR	18,672,100	12,417,895
Thanachart Capital PCL, NVDR	5,337,300	6,930,846
Tisco Financial Group PCL, NVDR	2,344,200	7,293,652
Total Access Communication PCL, NVDR(a)	2,971,400	4,470,988
		44,997,890
Turkey — 2.6%
Eregli Demir ve Celik Fabrikalari TAS(a)	5,886,840	11,948,441
Tofas Turk Otomobil Fabrikasi AS	695,400	5,855,886
		17,804,327
United Arab Emirates — 0.5%
Dubai Islamic Bank PJSC	2,314,892	3,509,240

Total Common Stocks — 86.7%
(Cost: $757,809,390)		582,280,522

Preferred Stocks

Brazil — 13.0%
Bradespar SA, Preference Shares, NVS	2,004,531	12,596,682
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	2,112,720	9,518,332
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,264,941	9,628,317
Gerdau SA, Preference Shares, NVS	1,939,140	12,506,637
Metalurgica Gerdau SA, Preference Shares, NVS	5,870,847	16,757,988
Petroleo Brasileiro SA, Preference Shares, NVS	1,655,922	8,504,203
Unipar Carbocloro SA, Class B, Preference Shares, NVS	757,049	12,727,097
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	2,764,605	4,645,525
		86,884,781
Security	Shares	Value

Russia — 0.0%
Transneft PJSC, Preference Shares, NVS(b)	5,767	$1

Total Preferred Stocks — 13.0%
(Cost: $97,349,644)		86,884,782

Total Long-Term Investments — 99.7%
(Cost: $855,159,034)		669,165,304

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	15,409,337	15,418,582

Total Short-Term Securities — 2.3%
(Cost: $15,404,801)		15,418,582

Total Investments — 102.0%
(Cost: $870,563,835)		684,583,886

Liabilities in Excess of Other Assets — (2.0)%		(13,209,974)

Net Assets — 100.0%		$671,373,912

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,326,856	$—	$(8,922,742	)(a)	$5,710	$8,758	$15,418,582	15,409,337	$1,675,602	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	380,000	—	(380,000	)(a)	—	—	—	—	24,127		2
					$5,710	$8,758	$15,418,582		$1,699,729		$2

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	31	03/17/23	$1,619	$75,256

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$104,001,343	$—	$—	$104,001,343
Chile	32,386,402	9,704,392	—	42,090,794
China	—	115,735,526	5,779,817	121,515,343
Czech Republic	6,402,823	—	—	6,402,823
Greece	10,524,086	—	—	10,524,086
India	—	56,455,065	—	56,455,065
Indonesia	—	13,008,159	—	13,008,159
Malaysia	—	31,889,237	—	31,889,237
Philippines	—	3,066,652	—	3,066,652
Qatar	—	3,324,278	—	3,324,278
Russia	—	—	80,495	80,495
Singapore	—	11,978,015	—	11,978,015
South Africa	16,942,540	31,092,009	—	48,034,549
Taiwan	—	63,598,226	—	63,598,226
Thailand	—	44,997,890	—	44,997,890
Turkey	—	17,804,327	—	17,804,327
United Arab Emirates	—	3,509,240	—	3,509,240
Preferred Stocks	86,884,781	—	1	86,884,782
Short-Term Securities
Money Market Funds	15,418,582	—	—	15,418,582
	$272,560,557	$406,163,016	$5,860,313	$684,583,886

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$75,256	$—	$—	$75,256

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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